Annual Total Returns- Janus Henderson Enterprise Portfolio (Service Shares) [BarChart] - Service Shares - Janus Henderson Enterprise Portfolio - Service Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.65%)	16.99%	32.04%	12.24%	3.77%	12.10%	27.09%	(0.66%)	35.16%	19.18%